Share Based Payment	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share Based Payment

12.       Share Based Payment

Share-based payments are quarterly restrictive shares issued to the Company’s Non-executive directors for their services and in accordance with appointment letters.

Share based payment comprise the following:

Year 2021	Number of common shares	Number of preferred shares	Share premium	Retained earnings

Non-executive directors’ payment	12,178	—	40	—
Balance at December 31, 2021	12,178	—	40	—

Year 2020	Number of common shares	Number of preferred shares	Share premium	Retained earnings

Non-executive directors’ payment	2,812	—	40	—
Balance at December 31, 2020	2,812	—	40	—

Year 2019	Number of common shares	Number of preferred shares	Share premium	Retained earnings

Non-executive directors’ payment	180	—	40	—
Balance at December 31, 2019	180	—	40	—